Notes payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Notes payable

Note 25.     Notes payable

Notes payable consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Short-term loan	6,165	4,030
Short-term loan from shareholders	84	85
Total notes payable	6,249	4,115

As at December 31, 2021, the current notes payable balance was made up of:

-	a USD 4,030,000 short-term loan with ExWorks (see detail in Note 27), and

-	a EUR 1,796,302 (USD 2,043,564) loan with Harbert European Specialty Lending Company II S.à r.l. entered into by arago in 2018 and included in the liabilities acquired on February 1, 2021 (see Note 15).

-	a CHF 83,600 (USD 91,686) current portion of the Covid loans with UBS (see Note 27).

As at December 31, 2021, the short-term loan from shareholders was made up of loans from the noncontrolling shareholders of WISeKey SAARC for a total amount of USD 83,932 at closing rate (USD 84,721 as at December 31, 2020). These loans do not bear interests. See Note 42 for detail.

The weighted–average interest rate on current notes payable, excluding loans from shareholders at 0%, was respectively 10% and 10% per annum as at December 31, 2021 and 2020.